STOCK-BASED COMPENSATION PLANS (Detail Textuals 1) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total fair value of all vested restricted stock	$ 4,600,000	$ 3,500,000	$ 4,700,000
Total fair value of all unvested restricted stock	7,300,000
Restricted Stock | Non-employee directors
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Value of equity compensation per each non-employee directors	118,000	96,000	94,000
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total intrinsic value of stock option	$ 2,100,000	$ 600,000	$ 1,200,000
2014 Incentive Stock Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized for grant, percentage	50.00%
Number of shares available for issuance	2.2
Performance based awards measurement period	1 year
2014 Incentive Stock Plan | Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock options, maximum term	10 years
Stock options, first year vesting percentage	25.00%
Share based compensation, vesting period	1 year
2014 Incentive Stock Plan | Time Based Stock Options | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation, vesting period	1 year
2014 Incentive Stock Plan | Stock Appreciation Rights (SARs) | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation, vesting period	1 year
2014 Incentive Stock Plan | Time Based Stock Grants | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation, vesting period	3 years
2014 Incentive Stock Plan | Non-Forfeitable Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation, vesting period	3 years